Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 157,178	$ 137,460
Total risk weighted assets	$ 812,526	$ 792,352
Capital adequacy ratio (in percentage)	19.34%	17.35%